Intangible assets and goodwill (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 179,658	$ 178,407	$ 188,358
Goodwill	34,596	41,966	34,726
Total intangible assets and goodwill	$ 214,254	$ 220,373	223,084
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 3,447	$ 4,826
Total intangible assets and goodwill	$ 3,447	$ 4,826	6,011
Mining rights [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Unit-production method
Mining rights [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 149,532	$ 150,046
Total intangible assets and goodwill	$ 149,532	$ 150,046	157,570
Water rights and rights of way [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 4,909	$ 5,343
Total intangible assets and goodwill	$ 4,909	$ 5,343
Water rights | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 15,158	$ 18,000
Total intangible assets and goodwill	$ 15,158	$ 18,000
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 0	$ 0
Total intangible assets and goodwill	$ 0	0	1,273
Intellectual property [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite
Intangible assets other than goodwill	$ 6,481
Total intangible assets and goodwill	$ 6,481	$ 0
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 131	$ 192
Total intangible assets and goodwill	131	192	$ 162
Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 34,596	$ 41,966
Goodwill [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite